UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582

                            OPPENHEIMER CASH RESERVES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--22.7%
------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.9%
Citibank NA:
3.845%, 12/16/05                                                        $15,000,000       $ 15,000,000
4.135%, 1/20/06                                                           5,000,000          5,000,000
------------------------------------------------------------------------------------------------------
HSBC Bank USA, 3.445%, 11/23/05                                          10,000,000          9,997,301
------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA:
3.70%, 11/1/05                                                           15,000,000         15,000,000
3.70%, 11/3/05                                                           10,000,000         10,000,000
                                                                                          ------------
                                                                                            54,997,301
------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--16.8%
Barclays Bank plc, New York:
3.745%, 11/16/05                                                         11,100,000         11,100,000
3.81%, 12/13/05                                                           8,000,000          8,000,000
------------------------------------------------------------------------------------------------------
BNP Paribas, New York, 3.77%, 11/23/05                                   10,000,000          9,999,937
------------------------------------------------------------------------------------------------------
Deutsche Bank, New York, 3.945%, 12/22/05                                15,000,000         15,000,000
------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York, 3.775%, 11/21/05                          10,000,000         10,000,000
------------------------------------------------------------------------------------------------------
Royal Bank of Canada New York Branch, 4.015%, 12/23/05                   15,000,000         15,000,000
------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 3.81%, 10/3/06 1                 5,000,000          4,999,084
------------------------------------------------------------------------------------------------------
Societe Generale, New York:
3.745%, 11/16/05                                                         10,000,000         10,000,000
3.90%, 12/12/05                                                          15,000,000         15,000,000
------------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY, 3.715%, 11/4/05                                15,000,000         15,000,006
------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 3.47%, 11/30/05                         15,000,000         14,994,777
------------------------------------------------------------------------------------------------------
UBS AG Stamford CT:
3.775%, 11/1/05                                                          10,000,000         10,000,000
3.79%, 11/7/05                                                            7,000,000          7,000,000
3.80%, 11/10/05                                                          10,000,000         10,000,000
                                                                                          ------------
                                                                                           156,093,804

                                                                                          ------------
Total Certificates of Deposit (Cost $211,091,105)                                          211,091,105
------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--21.1%
------------------------------------------------------------------------------------------------------
AB SPINTAB, 3.79%, 12/14/05                                               7,500,000          7,466,048
------------------------------------------------------------------------------------------------------
Barclays US Funding Corp., 3.72%, 11/17/05                               12,000,000         11,980,160
------------------------------------------------------------------------------------------------------
Danske Corp., Series A, 3.86%, 12/9/05                                    3,700,000          3,684,925
------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 3.895%, 12/21/05 2                                    8,500,000          8,454,017
------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
3.78%, 11/14/05                                                          15,100,000         15,079,697
4.02%, 12/22/05                                                           2,000,000          1,988,610
------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
4%, 1/5/06 2                                                             18,000,000         17,870,000
4.075%, 1/19/06 2                                                         8,000,000          7,928,461
------------------------------------------------------------------------------------------------------
Nationwide Building Society:
3.715%, 11/17/05 2                                                       11,800,000         11,780,517
4.04%, 1/12/06 2                                                          8,400,000          8,332,128
4.105%, 1/25/06 2                                                         5,000,000          4,951,538
------------------------------------------------------------------------------------------------------
Nordea North America, Inc.:
4.09%, 1/19/06                                                           11,900,000         11,793,194
4.14%, 1/20/06                                                           15,000,000         14,862,000
------------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB, 3.69%, 11/2/05 2                      $19,150,000       $ 19,148,058
------------------------------------------------------------------------------------------------------
St. George Bank Ltd., 3.82%, 12/7/05 2                                    7,000,000          6,973,260
------------------------------------------------------------------------------------------------------
Standard Federal Bank, 3.73%, 11/10/05                                   25,000,000         25,000,000
------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC, 3.75%, 11/23/05                               3,400,000          3,392,208
------------------------------------------------------------------------------------------------------
Westpac Trust Securities NZ Ltd., 4.15%, 1/31/06                         16,000,000         15,832,156
                                                                                          ------------
Total Direct Bank Obligations (Cost $196,516,977)                                          196,516,977
------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT--1.4%
------------------------------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing commercial paper of NATC
California LLC, 4.12%, 1/13/06 (Cost $12,792,228)                        12,900,000         12,792,228
------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--54.6%
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--16.9%
Barton Capital Corp., 4.09%, 1/10/06 2                                   17,800,000         17,659,133
------------------------------------------------------------------------------------------------------
Cable Beach LP, 4.116%, 1/13/06 2                                         5,000,000          4,958,268
------------------------------------------------------------------------------------------------------
Chesman Finance LLC, 4.02%, 11/18/05 2                                    5,400,000          5,389,800
------------------------------------------------------------------------------------------------------
Eiffel Funding LLC, 3.93%, 12/22/05 2                                    13,500,000         13,424,839
------------------------------------------------------------------------------------------------------
FCAR Owner Trust I, 3.83%, 12/16/05                                      10,000,000          9,952,125
------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
3.78%, 11/28/05 2                                                         5,000,000          4,985,825
4.085%, 1/18/06 2                                                        15,750,000         15,610,599
4.125%, 1/25/06 2                                                         7,000,000          6,931,823
------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC, 3.70%, 11/8/05 2                       23,000,000         22,983,453
------------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
4.08%, 1/5/06 2                                                           2,200,000          2,183,793
4.09%, 1/12/06 2                                                         10,000,000          9,918,200
4.10%, 1/13/06 2                                                         12,000,000         11,900,233
4.13%, 1/17/06 2                                                          3,601,000          3,569,190
------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
3.72%, 11/14/05 2                                                         2,000,000          1,997,313
4.055%, 1/9/06 2                                                         15,000,000         14,883,419
------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
3.64%, 11/2/05 2                                                          2,000,000          1,999,798
3.71%, 11/7/05 2                                                          9,000,000          8,994,435
                                                                                          ------------
                                                                                           157,342,246
------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Mississippi Business Finance Corp. Revenue Bonds, Millsaps Chevy
Project, Series 2004, 4.06%, 11/3/05 1                                    3,845,000          3,845,000
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--10.9%
Banc of America Securities LLC, 3.98%, 11/1/05 1                         15,000,000         15,000,000
------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
3.69%, 11/9/05                                                           10,000,000          9,991,800
4.075%, 1/17/06                                                          15,000,000         14,869,260
------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.635%, 11/4/05                                  2,000,000          1,999,394
------------------------------------------------------------------------------------------------------
First Clearing LLC, 4.07%, 3/6/06 1                                      14,250,000         14,250,000
------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
3.94%, 4/7/06 1,3                                                        25,000,000         25,000,000


2           |          OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
4.131%, 10/30/06 1,3                                                    $ 2,000,000       $  2,000,000
------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 4.125%, 12/15/05 1                                18,000,000         18,000,000
                                                                                          ------------
                                                                                           101,110,454
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.8%
Marshall & Ilsley Corp., 3.80%, 12/16/05                                  7,500,000          7,464,375
------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.7%
Countrywide Financial Corp.:
4.03%, 11/18/05                                                           4,300,000          4,291,817
4.10%, 11/1/05                                                            1,700,000          1,700,000
                                                                                          ------------
                                                                                             5,991,817
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.6%
General Electric Capital Services:
3.68%, 11/7/05                                                            6,600,000          6,595,952
4.045%, 1/11/06                                                          17,600,000         17,459,594
------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.04%, 1/10/06                                        2,000,000          1,984,289
------------------------------------------------------------------------------------------------------
Prudential Funding LLC, 3.685%, 11/4/05                                   7,500,000          7,497,697
                                                                                          ------------
                                                                                            33,537,532
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
AL Incentives Finance Authority Special Obligation Bonds,
Series 1999-C, 4.07%, 11/1/05 1                                           9,215,000          9,215,000
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Ross Sinclaire Real Estate Trust, 4.17%, 11/1/05 1                        2,730,000          2,730,000
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Columbus, GA Development Authority Revenue Bonds, ECLA Family
Partnership LLP Project, Series 2004, 4.12%, 11/3/05 1                    3,100,000          3,100,000
------------------------------------------------------------------------------------------------------
INSURANCE--6.0%
ING America Insurance Holdings, Inc.:
3.785%, 12/8/05                                                           2,600,000          2,589,886
4.01%, 1/6/06                                                             5,000,000          4,963,242
4.04%, 1/10/06                                                           10,000,000          9,921,444
------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, 4.01%, 11/15/05 1,3                 5,000,000          5,000,000
------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 4.03%,
11/15/05 1,3                                                              8,600,000          8,600,000
------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 3.89%, 11/15/05 1                   10,000,000         10,000,000
------------------------------------------------------------------------------------------------------
Security Life of Denver Insurance Co., 4.151%, 1/23/06 1                 10,000,000         10,000,000
------------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co., 3.96%, 11/17/05 1,3                   5,000,000          5,000,000
                                                                                          ------------
                                                                                            56,074,572
------------------------------------------------------------------------------------------------------
LEASING & FACTORING--1.6%
American Honda Finance Corp., 3.855%, 12/6/05 1,4                         5,000,000          4,999,976
------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 3.90%, 12/19/05                               10,000,000          9,948,000
                                                                                          ------------
                                                                                            14,947,976
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
CAS Realty, Inc., Series 2004, 4.22%, 11/1/05 1                           6,690,000          6,690,000


3           |          OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--11.4%
Blue Spice LLC, 4.05%, 1/11/06 2                                        $ 7,000,000       $  6,944,088
------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series A:
3.90%, 11/14/05                                                           5,300,000          5,292,536
4%, 12/13/05                                                              1,000,000            995,333
------------------------------------------------------------------------------------------------------
K2 (USA) LLC:
3.72%, 11/14/05 2                                                        12,000,000         11,983,880
3.78%, 11/15/05 2                                                        12,000,000         11,982,360
------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 3.92%, 12/15/05 1,4                                   10,000,000          9,999,638
------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 4.031%, 12/28/05 1                        2,500,000          2,500,000
------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 3.92%, 2/15/06 1,4                                  29,000,000         28,997,460
------------------------------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC, 4%, 3/28/06 1                10,000,000         10,000,000
------------------------------------------------------------------------------------------------------
Wind Master Trust Nts.:
Series 2005-I-1, 4.051%, 6/26/06 1,3                                     10,000,000         10,000,000
Series 2005-J-2, 4.038%, 8/25/06 1,3                                      7,500,000          7,500,000
                                                                                          ------------
                                                                                           106,195,295
                                                                                          ------------
Total Short-Term Notes (Cost $508,244,267)                                                 508,244,267
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $928,644,577)                                99.8%       928,644,577
------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                 0.2          2,041,993
                                                                         -----------------------------
NET ASSETS                                                                    100.0%      $930,686,570
                                                                         =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $263,738,428, or 28.34% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of October 31, 2005 was $63,100,000, which represents 6.78% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $43,997,074 or 4.73% of the Fund's net assets as of October 31, 2005.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


4           |          OPPENHEIMER CASH RESERVES


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005